CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ 6,873,110	$ (333,875)	$ 3,925,770
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(11,279,715)	(829,671)	(7,277,660)
Unrealized gain on marketable securities held in Trust Account		111,572	68,050
Deferred tax provision	(294,084)		294,084
Changes in operating assets and liabilities:
Prepaid expenses	378,328	424,877	835,706
Accrued expenses	45,906	228,138	21,503
Income taxes payable	53,234	89,699	1,177,856
Net cash used in operating activities	(4,223,221)	(309,260)	(954,691)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes	1,486,090		195,000
Net cash provided by investing activities	1,486,090		1,195,000
Net Change in Cash	(2,737,131)	(309,260)	240,309
Cash - Beginning of period	3,577,359	3,337,050	3,337,050
Cash - End of period	840,228	3,027,790	3,577,359
Supplemental cash flow information:
Cash paid for income taxes	$ 2,588,590	$ 3,128	$ 3,128